FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  December 31, 2004

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                            Name: Tyndall Capital Partners, L.P.

           Address: 153 East 53rd Street, 55th Floor, New York, New York  10022
          ----------------------------------------------------------------------


                         Form 13F File Number: 28-10427
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Gregory Grinberg
         -----------------------

Title:
         -----------------------

Phone:   (212) 446-2465
         -----------------------

Signature, Place, and Date of Signing:

/s/ Gregory Grinberg                  New York, New York       February 14, 2005
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number:  28-  None
                       ------------

Name:
       --------------------

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
--------------------------------------------------------------------------------

Form 13F Information Table Entry Total:   57
--------------------------------------------------------------------------------

Form 13F Information Table Value Total:   $ 304,013  (thousands)
--------------------------------------------------------------------------------


List of Other Included Managers:   None


                                         Provide a numbered  list of the name(s)
                                         and Form  13F  file  number(s)  of  all
                                         institutional  investment managers with
                                         respect  to which this report is filed,
                                         other  than  the  manager  filing  this
                                         report.  [If  there  are  no entries in
                                         this list, state "NONE"  and  omit  the
                                         column headings and list entries.]

          No.   None
--------------------------------------------------------------------------------

          Form 13F File Number:  28-
--------------------------------------------------------------------------------

          Name:
--------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE


                                     Tyndall
                                    FORM 13F
                                December 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
    Column 1                    Column 2         Column 3     Column 4      Column 5         Column 6   Column 7        Column 8

                                Title of                       Value   Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class           CUSIP        (x$1000) Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------

Alleghany Corp Del               COM            017175100         1672        5861  SH        Sole                   5861
Altria Group Inc                 COM            02209S103        10692      175000  SH        Sole                 175000
Amerada Hess Corp                COM            023551104         3625       44000  SH        Sole                  44000
Amgen Inc                        COM            031162100         4733       73775  SH        Sole                  73775
Anadarko Pete Corp               COM            032511107        52042      802991  SH        Sole                 802991
Associated  Banc Corp            COM            045487105          944       28408  SH        Sole                  28408
Biogen Idec Inc                  COM            09062X103        14297      214640  SH        Sole                 214640
Cap Rock Energy Corp             COM            13910R102         2042       81700  SH        Sole                  81700
Capitol Fed Finl                 COM            14057C106         6190      171937  SH        Sole                 171937
Cardinal Health Inc              COM            14149Y108          872       15000  SH        Sole                  15000
Celestica Inc                    SUB VTG SHS    15101Q108          847       59997  SH        Sole                  59997
Charter Finl Corp West Pt Ga     COM            16122M100        21847      499697  SH        Sole                 499697
Ciena Corp                       COM            171779101          620      185615  SH        Sole                 185615
Commercial Cap Bancorp Inc       COM            20162L105         2275      101318  SH        Sole                 101318
Commercial Federal Corporati     COM            201647104          386       12991  SH        Sole                  12991
Conexant Systems Inc             COM            207142100          752      377829  SH        Sole                 377829
Deutsche Telekom Ag              SPONSORED ADR  251566105         1994       87912  SH        Sole                  87912
Ebay Inc                         COM            278642103         5905       50758  SH        Sole                  50758
Edison Intl                      COM            281020107         4718      147300  SH        Sole                 147300
Erie Indty Co                    CLA            29530P102        29420      559633  SH        Sole                 559633
Fair Isaac Corp                  COM            303250104         1399       38131  SH        Sole                  38131
Fifth Third Bancorp              COM            316773100         2074       43852  SH        Sole                  43852




First Banctrust Corp             COM            31868F102          656       55330  SH        Sole                  55330
First Citizens Bancshares Inc N  CLA            31946M103          952        6423  SH        Sole                   6423
First Cmnty Corp S C             COM            319835104          710       35578  SH        Sole                  35578
First Fed Bankshares Inc Del     COM            32020V100          483       21193  SH        Sole                  21193
Freescale Semiconductor Inc      COM CLA        35687M107        16822      943975  SH        Sole                 943975
General Elec Co                  COM            369604103         3596       98520  SH        Sole                  98520
Gold Kist Inc                    COM            380614107         8740      641671  SH        Sole                 641671
Gouverneur Bancorp               COM            383584109          240       16100  SH        Sole                  16100
IMC Global Inc                   COM            449669100         1046       64080  SH        Sole                  64080
Interactive Data Corp            COM            45840J107         2070       74956  SH        Sole                  74956
Jds Uniphase Corp                COM            46612J101          149       47000  SH        Sole                  47000
Jefferson Bancshares Inc Ten     COM            472375104         3436      261264  SH        Sole                 261264
Joy Global Inc                   COM            481165108          363        8360  SH        Sole                   8360
Kerr McGee Corp                  COM            492386107         5026       86967  SH        Sole                  86967
Lesco Inc Ohio                   COM            526872106         3070      238201  SH        Sole                 238201
McDermott Intl Inc               COM            580037109        19012     1035500  SH        Sole                1035500
New York Cmnty Bancorp           COM            649445103         1519       73825  SH        Sole                  73825
Northwest Bancorp Inc PA         COM            667328108        18120      722212  SH        Sole                 722212
Northwestern Corp                COM NEW        668074305         1640       58567  SH        Sole                  58567
Octel Corp                       COM            675727101         1028       49423  SH        Sole                  49423
Pathfinder Bancorp Inc           COM            70320A103          539       32200  SH        Sole                  32200
Peoplesoft Inc                   COM            712713106          310       11700  SH        Sole                  11700
Pg&e Corp                        COM            69331C108        19984      600466  SH        Sole                 600466
PSB Holdings Inc                 COM            69360W108         2659      221593  SH        Sole                 221593
River Vy Bancorp                 COM            768475105         1006       44732  SH        Sole                  44732
Sanmina Sci Corp                 COM            800907107         2836      334783  SH        Sole                 334783
Sierra Pac Res New               COM            826428104         2632      250700  SH        Sole                 250700
Taylor Cap Group Inc             COM            876851106         1005       30000  SH        Sole                  30000
Texas Instrs Inc                 COM            882508104          464       18850  SH        Sole                  18850
Thomson                          SPONSORED ADR  885118109         3274      124188  SH        Sole                 124188
Veritas Software Co              COM            923436109          484       16960  SH        Sole                  16960
Viad Corp                        COM NEW        92552R406          712       25000  SH        Sole                  25000
Wayne Svgs Bancshares Inc Ne     COM            94624Q101         2456      153500  SH        Sole                 153500
Willow Grove Bancorp Inc New     COM            97111W101         1058       55906  SH        Sole                  55906
Yahoo Inc                        COM            984332106         6570      174362  SH        Sole                 174362